LEASES 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating leases, number of assets leased to third parties	4
Initial length of lease period, minimum	1 year
Initial length of lease term, maximum	2 years
Cost of vessels	$ 305,581	$ 657,890	$ 657,890	$ 523,689
Accumulated depreciation	(31,755)	(221,617)	(198,858)	(179,291)
Vessels leased to third parties [Member]
Cost of vessels	305,600	569,900
Accumulated depreciation	$ 31,800	$ 171,500